Load [Member] Annual Fund Operating Expenses - Alabama Tax-Free Income Series - Alabama Tax-Free Income Series	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	0.89%	[1]

[1]	For the most recent fiscal year ended June 30, 2026, the total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.